UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments

March 31, 2008

(Unaudited)

Shares	Security	Value
COMMON STOCK – (98.07%)

AUTOMOBILES & COMPONENTS – (4.11%)
2,374,560	Harley-Davidson, Inc.	$89,046,000
CAPITAL MARKETS – (15.28%)
1,508,977	Ameriprise Financial, Inc.	78,240,457
3,568,789	Bank of New York Mellon Corp.	148,925,565
1,577,117	Merrill Lynch & Co., Inc.	64,251,747
1,040,500	Merrill Lynch & Co., Inc., Private Placement (b)(c)	39,634,622
		331,052,391
CONSUMER FINANCE – (7.75%)
3,837,410	American Express Co.	167,771,565
DIVERSIFIED FINANCIAL SERVICES – (9.37%)
2,149,536	JPMorgan Chase & Co.	92,322,571
2,232,700	Oaktree Capital Group, LLC, Class A (b)	60,282,900
4,448,941	RHJ International* (Belgium) (d)	50,290,123
		202,895,594
ENERGY – (9.59%)
1,291,987	Canadian Natural Resources Ltd. (Canada)	88,191,033
1,569,841	ConocoPhillips	119,637,583
		207,828,616
FOOD & STAPLES RETAILING – (9.30%)
3,103,791	Costco Wholesale Corp.	201,404,998
HEALTH CARE EQUIPMENT & SERVICES – (3.45%)
2,176,855	UnitedHealth Group Inc.	74,796,738
HOUSEHOLD & PERSONAL PRODUCTS – (6.38%)
1,971,025	Procter & Gamble Co.	138,109,722
MEDIA – (3.06%)
3,533,244	News Corp., Class A	66,248,325
MULTI-LINE INSURANCE – (8.57%)
4,291,647	American International Group, Inc.	185,613,733
PROPERTY & CASUALTY INSURANCE – (11.59%)
2,306,664	Ambac Financial Group, Inc.	13,263,318
1,132	Berkshire Hathaway Inc., Class A*	151,008,800
971,000	Millea Holdings, Inc. (Japan)	35,847,512
6,665,300	NIPPONKOA Insurance Co., Ltd. (Japan)	50,818,900
		250,938,530
REAL ESTATE – (3.24%)
1,928,564	Redwood Trust, Inc. (d)	70,103,283
RETAILING – (1.58%)
1,758,123	CarMax, Inc.*	34,142,749

Schedule of Investments – (Continued)

March 31, 2008

(Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SOFTWARE & SERVICES – (4.56%)
3,492,829	Microsoft Corp.	$98,812,132
TECHNOLOGY HARDWARE & EQUIPMENT – (0.24%)
171,941	Agilent Technologies, Inc.*	5,129,000

	Total Common Stock – (identified cost $2,162,059,051)	2,123,893,376

SHORT TERM INVESTMENTS – (1.58%)

$13,196,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $13,196,953
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $13,459,920)	13,196,000
13,196,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $13,197,008
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $13,459,920)	13,196,000
7,839,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $7,839,544
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.50%, 05/01/34,
	total market value $7,995,780)	7,839,000

	Total Short Term Investments – (identified cost $34,231,000)	34,231,000

Total Investments – (99.65%) – (identified cost $2,196,290,051) – (a)		2,158,124,376
Other Assets Less Liabilities– (0.35%)		7,587,263
Total Net Assets – (100%)		$2,165,711,639

* Non-Income Producing Security.

(a)Aggregate cost for Federal Income Tax purposes is $2,196,290,051. At March 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	$269,922,631
Unrealized depreciation	(308,088,306)
Net unrealized depreciation	$(38,165,675)

Schedule of Investments – (Continued)

March 31, 2008

(Unaudited)

(b) Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Clipper Fund amounted to $99,917,522 or 4.61% of the Fund’s net assets as of March 31, 2008.

(c)  Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Clipper Fund amounted to $39,634,622 or 1.83% of the Fund’s net assets as of March 31, 2008.

(d)  Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the year ended March 31, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2008 amounted to $120,393,406. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares March 31, 2008	Dividend Income
Redwood Trust, Inc.	1,928,564	–	–	1,928,564	$1,446,423
RHJ International	4,448,941	–	–	4,448,941	–

Valuation of Securities – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Schedule of Investments – (Continued)

March 31, 2008

(Unaudited)

Fair Value Measurements – (Continued)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$2,023,975,854	$–
Level 2 – Other Significant Observable Inputs	134,148,522	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$2,158,124,376	$–

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation /depreciation on the instrument.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2008

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 29, 2008